Percentage of Sales by Major Product Line (Detail)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue from External Customer [Line Items]
Percentage of sales by major product lines	100.00%	100.00%	100.00%	100.00%	100.00%
Carbon Steel Flat
Revenue from External Customer [Line Items]
Percentage of sales by major product lines	25.00%	24.00%	25.00%	27.00%	29.00%
Carbon Steel Plate
Revenue from External Customer [Line Items]
Percentage of sales by major product lines	12.00%	13.00%	13.00%	11.00%	8.00%
Carbon Steel Long
Revenue from External Customer [Line Items]
Percentage of sales by major product lines	15.00%	15.00%	15.00%	10.00%	9.00%
Stainless Steel Flat
Revenue from External Customer [Line Items]
Percentage of sales by major product lines	16.00%	15.00%	15.00%	18.00%	21.00%
Stainless Steel Plate
Revenue from External Customer [Line Items]
Percentage of sales by major product lines	4.00%	4.00%	4.00%	4.00%	4.00%
Stainless Steel Long
Revenue from External Customer [Line Items]
Percentage of sales by major product lines	4.00%	4.00%	4.00%	4.00%	3.00%
Aluminum Flat
Revenue from External Customer [Line Items]
Percentage of sales by major product lines	14.00%	15.00%	14.00%	15.00%	15.00%
Aluminum Plate
Revenue from External Customer [Line Items]
Percentage of sales by major product lines	3.00%	4.00%	3.00%	3.00%	3.00%
Aluminum Long
Revenue from External Customer [Line Items]
Percentage of sales by major product lines	4.00%	3.00%	4.00%	4.00%	4.00%
Other
Revenue from External Customer [Line Items]
Percentage of sales by major product lines	3.00%	3.00%	3.00%	4.00%	4.00%